Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
General and Administrative
Share-based compensation	$ 200	$ 480	$ 890
Research and Development
Share-based compensation	$ 40	$ 30	$ 30